Putnam
Master
Intermediate
Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-02

[GRAPHIC OMITTED: WATCH]

[SCALE LOGO OMITTED]

FROM THE TRUSTEES


[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

In an environment that was somewhat challenging for higher-yielding bonds but still far more settled than the stock market, Putnam Master Intermediate Income Trust was able to deliver positive results for the fiscal year ended September 30, 2002. It also outperformed the Lipper average for its category. However, because of its portfolio focus toward lower-rated issues, the fund lagged its primary benchmark, the Lehman Government Credit Index.

During periods such as this, in which wary investors place more emphasis on safety than on returns, funds such as yours cannot be expected to perform as well as those with more conservative orientations. However, in a period in which other asset classes, such as stocks, saw significant losses, the fund's solid positive return illustrated the value of diversifying into bond funds.

The following report provides a detailed review of the fund's strategy and results for the period. The managers also offer their views of the fund's prospects for the fiscal year that just began.

Respectfully yours,

/S/JOHN A. HILL                    /S/GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
November 20, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income Team

The year ended September 30, 2002, was, on balance, a highly favorable period for the bond market. With significant volatility in the U.S. and foreign equity markets, concerns about global terrorism, corporate scandals in the U.S., and a cyclical economic slowdown causing lackluster profits, investors have flocked to bonds. High-quality bonds have benefited the most, as nervous investors have generally avoided investments with risk attached. However, while the lower-quality sectors have underperformed high-quality bonds, these sectors -- such as high-yield corporate bonds and emerging-markets bonds -- still have generally outperformed equities by a large margin. By and large, investors who have diversified their portfolios into fixed-income securities have been rewarded.

Total return for 12 months ended 9/30/02

                 NAV            Market price
-----------------------------------------------------------------------
                4.21%             14.81%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 7.

Putnam Master Intermediate Income Trust is a multi-sector portfolio that may invest in high-yield corporate, investment-grade corporate, emerging markets, foreign investment-grade, and high-quality U.S. government bonds, such as Treasuries and mortgage-backed securities (MBS). Over the reporting period, these sectors had mixed results for the reasons described above. The fund has significant holdings in high-yield corporate bonds, which hurt overall performance and caused it to underperform its primary benchmark, the Lehman Government Credit Index. Fund holdings in U.S. government and MBS, international bonds, and emerging-markets bonds all helped boost returns during the period. The fund's performance was ahead of the CSFB High Yield Index, which tracks global high-yield bonds, but it lagged the SSB Non-U.S. World Government Bond Index, which tracks international government securities (these indexes are used as references only). Within its Lipper category, the fund outperformed its category average (see page 7 for details).


[GRAPHIC OMITTED: horizontal bar chart TOP FIVE COUNTRY ALLOCATIONS (INTERNATIONAL SECTOR*)]

Russia   4.0%

Canada   2.9%

Mexico   2.6%

Sweden   2.6%

Germany  2.5%

Footnote reads:
*Based on net assets as of 9/30/02. Holdings will vary over time.

The fund's return at market price was sharply higher than its return at net asset value because of the dramatic flight to quality that occurred toward the end of the period. When stock market prices plummeted in the third quarter, investors flocked to bonds, which helped boost the fund's market price considerably.

* UNPREDICTABLE YEAR DROVE INVESTORS TOWARD QUALITY

Beginning with the terrorist attacks that shook the financial markets a year ago, the past fiscal year has been unusually challenging. Immediately following September 11, investors sought safety in high-quality bonds and shunned all risky investments. However, in the fourth quarter of 2001, investors were buoyed by evidence of economic strengthening, U.S. military success in Afghanistan, and consequential rising equity prices. High- quality bonds ended up having a turbulent quarter, marked by a sharp sell-off in November. High-yield bonds and emerging- markets bonds (except for trouble spots such as Argentina) had solid returns during the fourth quarter. In fact, it was the strongest quarterly performance for high-yield bonds in many years.

With renewed optimism to start 2002, U.S. investors, in particular, were blindsided by a wave of corporate scandals. Beginning with Enron, these scandals included former investment darlings such as Global Crossing, Qwest, Tyco, and WorldCom. Each time, just as investors were catching their breath, it seemed that another large, well-known company was being accused of malfeasance.

Fund Profile

Putnam Master Intermediate Income Trust seeks high current income and relative stability by investing in the intermediate-maturity, investment-grade, and high-yield bond sectors, as well as in foreign bond markets. The fund is designed for investors seeking high current income, asset class diversification, or both.

The economy was also unpredictable. In the first quarter of 2002, many analysts were forecasting slow growth that would begin to pick up by midyear. In fact, sagging consumer confidence, continued rounds of layoffs, and steep declines in the stock market -- exemplified by an exceptionally poor third quarter, in which the Dow Jones Industrial Average and the S&P 500 Index each lost more than 17% -- resulted in a change in the forecast, calling for slow growth well into 2003. While many had predicted in early 2002 that the Federal Reserve Board could raise rates sometime this year, by the end of the fund's fiscal year, it appeared possible that the Fed could ease at least once more before beginning to tighten again. (This belief was confirmed on November 6, 2002, when the Fed reduced short-term rates by one half of one percentage point.)

The result of this uncertainty and risk aversion has been a surging U.S. Treasury market that brought the yield on the 10-year Treasury bond to the 3.60%-3.65% range by the end of the period -- a level not seen since the late 1950s.

* MANAGEMENT EMPHASIZED HIGH-YIELD BONDS DURING FISCAL YEAR

During 2000 and 2001, bonds outperformed other asset classes. This two-year rally and the general feeling that the economy would begin to strengthen in 2002 caused your fund's management team to believe that bonds with greater yield spreads over Treasuries would outperform in 2002. The high-yield market typically anticipates an economic recovery, and with a peak in default rates occurring in January 2002, it appeared that high-yield bonds were poised to have a strong year -- especially given the strong performance this sector had in the fourth quarter of 2001. However, the high-yield rally never materialized; rather, it was eclipsed by sharp declines in the equity markets and general uncertainty and risk aversion among investors.

"We all need bonds
in our investment mix, now more than ever."

     -- Bloomberg Personal Finance, September 2002

In spite of the disappointing performance in the fund's high-yield holdings, we remain confident in their potential and expect to keep the fund's weighting in high-yield bonds at its current level of approximately 50% of total net assets. Our high-yield strategy is supported by a number of positive trends: yield spreads relative to Treasuries are wide; default rates, having peaked earlier in the year, are improving; and demand is growing. Yields are high -- often exceeding 10% -- and there is potential for price appreciation. Finally, large companies are now entering the high-yield universe, having been recently downgraded from investment-grade status. Many of these "fallen angels" have strong cash flows and manageable amounts of debt and offer attractive yields relative to their credit-risk profile.

* OTHER FUND SECTORS WERE AFFECTED BY INVESTOR AVERSION TO RISK

The remaining sectors of the fund's portfolio -- including emerging markets, international developed markets, and U.S. Treasury and MBS -- had varying performance, depending on the level of risk attached to the sector.

Despite a difficult year for the emerging-markets sector, the fund's emerging-markets holdings actually boosted performance. In particular, the fund benefited from strong performance among our holdings in Russia, Bulgaria, and Mexico, which have benefited from rising oil prices and greater economic stability.

In developed international markets, the fund's holdings of high-quality government bonds and mortgage-backed securities performed well. We emphasized Germany, the U.K., and Canada. In addition, all non-U.S. dollar-denominated holdings benefited from a declining dollar during the fiscal year.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

HMH Properties, Inc.
Company guaranty, Series B, 7.875%, 2008
Lodging/tourism

Allied Waste North America, Inc.
Company guaranty, Series B, 10%, 2009
Capital goods

Echostar Broadband Corp.
Senior notes, 10.375%, 2007
Consumer staples

FOREIGN BONDS

United Mexican States
notes, Series A, 9.875%, 2010

Germany (Federal Republic of)
bonds, Series 95, 7.375%, 2005

Russia (Federation of)
unsubordinated notes, 10%, 2007

U.S. INVESTMENT-GRADE SECURITIES

Federal National Mortgage Association
pass-through certificates, 7.25%, 1/15/10

U.S. Treasury Notes
4.375%, 8/15/12

Federal National Mortgage Association
pass-through certificates, 6.5%, due dates from 6/1/29 to 9/1/32

These holdings represented 20.8% of the fund's net assets as of 9/30/02. Portfolio holdings will vary over time.

The fund's U.S. investment-grade holdings, which accounted for approximately one-quarter of total net assets, included U.S. Treasuries, government agency securities, and MBS. These performed well during the year, with Treasuries benefiting from the flight to quality and MBS benefiting from attractive yield spreads over Treasuries. There has been some concern that MBS yields may decline as a result of high refinancing rates, so we will continue to monitor this situation and take necessary action, such as trimming back our holdings, if appropriate.

* OUTLOOK POSITIVE FOR LOWER-RATED SECTORS, UNCERTAIN FOR TREASURIES

By the end of 2002, if current trends continue, bonds will have had three consecutive years of strong performance. Short-term interest rates are at lows not seen for nearly half a century, and may even be reduced further. The yield curve is extremely steep, meaning that there is a large difference between short-term and long-term yields. These trends suggest that the bond market is poised for change, and that the change will probably come in the form of higher bond yields. With the market in such a "hair-trigger" state, it probably would not take much more than a hint of stronger growth, greater optimism, or a sustained rally in stocks, to cause yields to rise. This would cause bond prices to drop, which could also produce negative total returns for the fund. And, in fact, we have already seen a sharp rise in yields in October as a result of an increase in optimism about the economy. In such an environment, we have seen that, historically, bonds with greater credit risk and higher coupons have tended to outperform higher-quality, more interest-rate sensitive bonds.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

This fund is managed by the Putnam Core Fixed-Income Team. The members of this team are D. William Kohli (Portfolio Leader), David Waldman (Portfolio Member), Kevin Cronin, Carl Bell, Rob Bloemker, Andrea Burke, James Prusko, Michael Salm, and John Van Tassel.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.


TOTAL RETURN FOR PERIODS ENDED 9/30/02

                                                                        SSB Non-
                                                          Lehman       U.S. World        CSFB
                                           Market      Govt. Credit    Govt. Bond     High Yield     Consumer
                               NAV          price         Index          Index          Index       price index
-------------------------------------------------------------------------------------------------------------------
1 year                        4.21%         14.81%          9.24%         10.45%          2.84%          1.46%
-------------------------------------------------------------------------------------------------------------------
5 years                      12.23          23.74          46.45          19.12           3.03          12.09
Annual average                2.33           4.35           7.93           3.56           0.60           2.31
-------------------------------------------------------------------------------------------------------------------
10 years                     73.61          81.31         104.90          64.51          80.26          27.95
Annual average                5.67           6.13           7.44           5.10           6.07           2.50
-------------------------------------------------------------------------------------------------------------------
Life of fund
(since 4/29/88)
Annual average                7.10           6.70           8.64           6.31           7.88           3.06
-------------------------------------------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

LIPPER INFORMATION:

The average annualized return for the 12 funds in the Lipper Flexible
Income Funds category over the 12 months ended 9/30/02 was 1.46%. Over the 5- and 10-year periods ended 9/30/02, annualized returns for the category were 1.01% and 5.52%, respectively.



PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/02

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                        12
-------------------------------------------------------------------------------
Income                                                    $0.529
-------------------------------------------------------------------------------
Capital gains                                                 --
-------------------------------------------------------------------------------
Return of
capital 1                                                  0.011
-------------------------------------------------------------------------------
  Total                                                   $0.540
-------------------------------------------------------------------------------
Share value:                                          NAV       Market price
-------------------------------------------------------------------------------
9/30/01                                             $6.54          $6.05
-------------------------------------------------------------------------------
9/30/02                                              6.26           6.38
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 2                                               8.63%          8.46%
-------------------------------------------------------------------------------
1 See page 47 for details.

2 Income portion of most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Government Credit Index* is an unmanaged index of U.S.
fixed-income securities.

Salomon Smith Barney (SSB) Non-U.S. World Government Bond Index* is an unmanaged index of government bonds from 10 countries.

Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Footnote reads:
Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Master Intermediate Income Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Master Intermediate Income Trust, including the fund's portfolio, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Master Intermediate Income Trust as of September 30, 2002, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                         KPMG LLP

Boston, Massachusetts
November 5, 2002



THE FUND'S PORTFOLIO
September 30, 2002

CORPORATE BONDS AND NOTES (48.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
           $902,089 Interact Operating Co. notes 14s, 2003 (PIK)                                                $90
            440,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         461,450
            600,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           627,750
                                                                                                      -------------
                                                                                                          1,089,290

Automotive (1.1%)
-------------------------------------------------------------------------------------------------------------------
            341,992 Collins & Aikman Products, Inc. bank term loan FRN Ser. B,
                    7s, 2005 (acquired 12/20/01, cost $339,425) (RES)                                       342,541
            495,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                          450,450
            980,000 Collins & Aikman Products, Inc. company guaranty 10 3/4s, 2011                          953,050
            400,000 Dana Corp. notes 9s, 2011                                                               376,000
            360,000 Dana Corp. notes 6 1/4s, 2004                                                           345,600
EUR          40,000 Dana Corp. sr. notes 9s, 2011                                                            35,967
           $185,000 Dana Corp. 144A sr. notes 10 1/8s, 2010                                                 185,000
            115,000 Delco Remy International, Inc. company guaranty 11s, 2009                                78,200
            215,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                           146,200
            110,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                    91,300
            450,000 Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                              448,875
            545,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  502,763
            510,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                       79,050
            260,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                59,800
            810,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                               186,300
            270,000 Ford Motor Credit Corp. notes 7 7/8s, 2010                                              262,667
            190,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              182,031
            190,000 Ford Motor Credit Corp. notes 7 1/4s, 2011                                              176,121
            140,000 Hayes Lemmerz International, Inc. 144A company guaranty 11 7/8s,
                    2006 (In default) (NON)                                                                  88,200
            600,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         625,260
          1,070,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,107,375
EUR         215,000 Lear Corp. sr. notes 8 1/8s, 2008                                                       212,442
           $260,000 Tenneco Automotive, Inc. company guaranty Ser. B, 11 5/8s, 2009                         200,200
                                                                                                      -------------
                                                                                                          7,135,392

Basic Materials (6.1%)
-------------------------------------------------------------------------------------------------------------------
            850,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                           892,500
            190,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                              201,400
            370,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            366,300
          1,020,000 AK Steel Corp. 144A company guaranty 7 3/4s, 2012                                     1,002,150
            120,400 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s,
                    2007 (In default) (NON)                                                                  24,080
            166,927 Appleton Papers, Inc. bank term loan FRN 5.058s, 2006
                    (acquired 6/4/02, cost $184,131) (RES)                                                  167,761
          1,050,000 Appleton Papers, Inc. company guaranty Ser. B, 12 1/2s, 2008                          1,107,750
            780,000 Armco, Inc. sr. notes 9s, 2007                                                          787,800
            980,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                            965,300
            610,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             524,600
            530,000 Compass Minerals Group, Inc. company guaranty 10s, 2011                                 561,800
            900,000 Doe Run Resources Corp. company guaranty Ser. B(a), 11 1/4s,
                    2005 (In default) (NON)                                                                 234,000
            130,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s,
                    2005 (In default) (NON)                                                                  41,600
            300,000 Doe Run Resources Corp. company guaranty FRN Ser. B,
                    8.119s, 2003 (In default) (NON)                                                          69,000
          1,660,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                1,510,600
            260,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                      282,289
            810,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                834,300
            170,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       177,650
            350,000 Georgia-Pacific Corp. deb. 9 1/2s, 2011                                                 300,836
          1,305,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                              1,088,970
            110,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                 90,750
            250,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                      182,500
          1,440,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         1,526,400
            246,022 Huntsman Corp. bank term loan FRN Ser. A, 6.048s, 2002
                    (acquired various dates 3/1/02 to 3/28/02, cost $180,927) (RES)                         207,643
            140,000 Huntsman Corp. bank term loan FRN Ser. B, 5.298s, 2004
                    (acquired 7/17/02, cost $121,450) (RES)                                                 118,650
            230,000 Huntsman Corp. bank term loan FRN Ser. C, 5.355s, 2005
                    (acquired various dates 3/6/02 to 7/17/02, cost $188,986) (RES)                         194,120
          1,625,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           1,381,250
          1,020,000 Huntsman ICI Holdings sr. disc. notes zero %, 2009                                      244,800
            360,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                 390,877
            525,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                 570,224
          1,160,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                               1,160,000
             60,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006 (In default) (NON)                                                         40,800
          1,685,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s,
                    2003 (In default) (NON)                                                                 202,200
             20,000 LTV Corp. company guaranty 8.2s, 2007 (In default) (NON)                                      2
            200,000 Lyondell Chemical Co. bonds 11 1/8s, 2012                                               192,000
            320,000 Lyondell Chemical Co. company guaranty 9 1/2s, 2008                                     288,000
          1,570,000 Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                      1,452,250
            190,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                   175,750
            765,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                      633,038
EUR         580,000 MDP Acquisitions PLC sr. notes 10 1/8s, 2012 (Ireland)                                  567,367
            $25,000 MDP Acquisitions PLC 144A sr. notes 9 5/8s, 2012 (Ireland)                               25,000
EUR         210,000 Messer Griesheim Holdings AG sr. notes 10 3/8s, 2011 (Germany)                          214,452
            $535,00 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   537,675
            230,000 Millenium America, Inc. company guaranty 7s, 2006                                       215,243
            380,000 Millenium America, Inc. 144A sr. notes 9 1/4s, 2008                                     389,500
            430,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             432,150
            330,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        332,475
             90,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         87,300
            460,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                         496,800
          1,000,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                            985,000
            605,000 Oregon Steel Mills, Inc. 144A 1st mtge. 10s, 2009                                       601,975
            347,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                           365,651
          1,170,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    1,170,000
            509,465 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                  331,152
            256,488 Pioneer Companies, Inc. FRN 5.298s, 2006                                                164,152
            510,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s,
                    2008 (In default) (NON)                                                                  96,900
            805,000 Potlatch Corp. company guaranty 10s, 2011                                               871,413
          1,160,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                     788,800
            273,625 Riverwood International Corp. bank term loan FRN Ser. C,
                    4.586s, 2007 (acquired 4/24/02, cost $275,000) (RES)                                    273,497
            275,000 Riverwood International Corp. bank term loan FRN Ser. C,
                    4.36s, 2008 (acquired 4/24/02, cost $275,000) (RES)                                     274,399
          2,190,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                          2,211,900
            810,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             567,000
            250,000 Silgan Holdings, Inc. bank term loan FRN 3.85s, 2007
                    (acquired 6/25/02, cost $249,953) (RES)                                                 249,688
            390,000 Smurfit-Stone Container Corp. 144A sr. notes 8 1/4s, 2012                               386,100
            960,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                        950,400
            325,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s,
                    2008 (In default) (NON)                                                                   1,625
            430,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s,
                    2006 (In default) (NON)                                                                 438,600
            930,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            957,900
            350,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            360,500
            310,000 Stone Container Corp. 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                           331,700
            570,000 Stone Container Corp. 144A sr. notes 8 3/8s, 2012                                       561,450
            800,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                          804,000
             80,000 Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)                           77,200
             50,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   31,500
            200,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          130,000
            205,000 United States Steel, LLC sr. notes 10 3/4s, 2008                                        201,925
            510,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             193,800
             38,500 Weirton Steel Corp. sr. notes FRN 10s, 2008                                               5,775
            780,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                23,400
            410,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       328,000
                                                                                                      -------------
                                                                                                         38,225,304

Building Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,075,000 American Standard Companies, Inc. company guaranty 7 5/8s, 2010                       1,112,625
             80,000 American Standard Companies, Inc. company guaranty 7 1/8s, 2003                          80,400
            230,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           223,100
            320,000 Building Materials Corp. company guaranty 8s, 2008                                      259,200
            890,000 Dayton Superior Corp. company guaranty 13s, 2009                                        747,600
            200,000 NCI Building Systems, Inc. bank term loan FRN Ser. B, 5.08s,
                    2008 (acquired 9/4/02, cost $200,000) (RES)                                             199,875
          1,510,000 Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                     483,200
                                                                                                      -------------
                                                                                                          3,106,000

Capital Goods (4.6%)
-------------------------------------------------------------------------------------------------------------------
            485,000 ABB Finance, Inc. company guaranty Ser. E MTN, 6 3/4s, 2004                             406,915
            250,000 Advanced Glass Fiber Yarns bank term loan FRN Ser. A, 1.86s,
                    2004 (acquired 9/12/02, cost $175,000) (RES)                                            162,500
            230,000 Advanced Glass Fiber Yarns sr. sub. notes 9 7/8s, 2009 (In default) (NON)                34,500
            700,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        679,000
            468,929 Alliant Techsystems, Inc. bank term loan FRN Ser. C, 4.063s,
                    2009 (acquired 5/7/02, cost $468,929) (RES)                                             469,398
             46,601 Allied Waste Industries, Inc. bank term loan FRN 4.855s, 2007
                    (acquired 2/27/02, cost $46,019) (RES)                                                   44,933
            781,521 Allied Waste Industries, Inc. bank term loan FRN 4.61s, 2006
                    (acquired various dates 10/18/01 to 2/27/02, cost $766,751) (RES)                       752,842
          3,585,000 Allied Waste North America, Inc. company guaranty Ser. B, 10s, 2009                   3,334,050
            285,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 7/8s, 2008                                                                            273,600
          1,020,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 1/2s, 2008                                                                            963,900
             75,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                             70,125
             20,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                             19,250
            330,000 Allied Waste North America, Inc. 144A structured notes 8.2s,
                    2006 (issued by Credit and Repackaged Securities, Ltd.)
                    (Cayman Islands)                                                                        310,613
            640,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B,
                    10 3/4s, 2011                                                                           470,400
            200,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   156,000
          1,320,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    1,029,600
            535,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          403,925
            135,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                   97,875
          1,120,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      806,400
            560,000 Berry Plastics Corp. company guaranty 10 3/4s, 2012                                     579,600
          1,060,000 Blount, Inc. company guaranty 13s, 2009                                                 646,600
            555,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         593,528
            270,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                 246,375
          1,000,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                        810,000
            800,000 Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                          788,000
            232,312 Flowserve Corp. bank term loan FRN Ser. C, 4.707s, 2009
                    (acquired 4/30/02, cost $233,312) (RES)                                                 230,735
            580,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          597,400
            310,000 Fonda Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                   232,500
            750,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                517,500
            530,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                  190,800
            340,000 IESI Corp. 144A sr. sub. notes 10 1/4s, 2012                                            326,400
            460,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               23,000
            510,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                            331,500
            440,000 JLG Industries, Inc. 144A sr. sub. notes 8 3/8s, 2012                                   396,000
            430,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 253,700
            330,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              339,900
          1,150,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,184,500
            140,000 L-3 Communications Corp. 144A structured notes 8 1/2s, 2006
                    (issued by Credit and Repackaged Securities, Ltd.)
                    (Cayman Islands)                                                                        153,650
          1,570,000 Laidlaw, Inc. notes 7.65s, 2006 (Canada) (In default) (NON)                             812,475
            320,000 Manitowoc Company, Inc. (The) 144A sr. sub. notes 10 1/2s, 2012                         336,000
            410,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             412,050
          1,060,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  975,200
            199,500 Mueller Industries, Inc. bank term loan FRN 4.561s, 2008
                    (acquired 6/21/02, cost $199,500) (RES)                                                 199,101
            870,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                      835,200
            210,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 180,600
          1,135,000 Owens-Brockway Glass company guaranty 8 7/8s, 2009                                    1,146,350
            410,000 Owens-Illinois, Inc. deb. 7 1/2s, 2010                                                  342,350
            390,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               354,900
            410,000 Pliant Corp. company guaranty 13s, 2010                                                 393,600
            145,000 Pliant Corp. sr. sub. notes 13s, 2010                                                   139,200
            660,000 Roller Bearing Company of America company guaranty Ser. B,
                    9 5/8s, 2007                                                                            633,600
             93,516 SPX Corp. bank term loan FRN Ser. B, 4.063s, 2009
                    (acquired 7/23/02, cost $93,516) (RES)                                                   93,218
            155,859 SPX Corp. bank term loan FRN Ser. C, 4.313s, 2010
                    (acquired 7/23/02, cost $155,859) (RES)                                                 155,470
          1,070,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               1,048,600
            299,250 Terex Corp. bank term loan FRN Ser. B, 3.87s, 2009
                    (acquired 6/26/02, cost $299,250) (RES)                                                 288,153
             85,000 Terex Corp. company guaranty 8 7/8s, 2008                                                82,025
            425,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      425,000
            260,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       247,000
            370,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                           373,700
            200,000 Trimas Corp. bank term loan FRN 4.563s, 2009
                    (acquired 6/5/02, cost $200,000) (RES)                                                  200,250
            396,107 United Defense Industries, Inc. bank term loan FRN Ser. B,
                    4.57s, 2009 (acquired various dates 10/19/01 to 7/1/02,
                    cost $196,107) (RES)                                                                    395,810
            120,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           125,947
                                                                                                      -------------
                                                                                                         29,123,313

Commercial and Consumer Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
            226,550 Coinmach Corp. bank term loan FRN Ser. B, 4.718s, 2009
                    (acquired 1/31/02, cost $226,267) (RES)                                                 227,569
          1,380,000 Coinmach Corp. sr. notes 9s, 2010                                                     1,431,750
          1,150,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                     1,178,750
            270,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              268,650
            390,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         389,025
            655,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            360,250
          1,220,000 Sequa Corp. sr. notes 9s, 2009                                                        1,085,800
            160,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              141,600
            290,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                           287,100
                                                                                                      -------------
                                                                                                          5,370,494

Communication Services (2.7%)
-------------------------------------------------------------------------------------------------------------------
            790,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           79,000
            640,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                   137,600
            280,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                    56,000
          1,383,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                   110,640
          1,090,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                   147,150
          1,105,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             651,950
            400,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      2,000
            550,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                       88,000
            460,000 Birch Telecommunications, Inc. sr. notes 14s, 2008 (In default) (NON)                        46
             94,805 Call-Net Enterprises, Inc. company guaranty 10 5/8s, 2008
                    (Canada) (In default) (NON)                                                              28,442
            775,631 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                           15,513
            850,000 Crown Castle International Corp. sr. disc. notes stepped-coupon
                    zero % (10 3/8s, 5/15/04), 2011 (STP)                                                   391,000
            765,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                 485,775
             90,000 Crown Castle International Corp. sr. notes 9s, 2011                                      56,025
          2,430,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark) (STP)                                  243
            940,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              592,200
            850,000 Equinix, Inc. sr. notes 13s, 2007 (In default) (NON)                                     85,000
          1,250,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (In default) (NON) (STP)                                    115,625
            580,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda) (In default) (NON)                      14,500
          1,500,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 247,500
            160,000 Horizon PCS, Inc. company guaranty 13 3/4s, 2011                                         32,000
          1,000,000 Hughes Electronics bank term loan FRN Ser. L, 4.82s, 2002
                    (acquired 3/15/02, cost $1,000,000) (RES)                                               988,750
             60,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s,
                    2008 (In default) (NON)                                                                  11,400
            910,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               45,500
            760,000 IWO Holdings, Inc. company guaranty 14s, 2011                                           152,000
          1,020,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                         81,600
            650,000 MCI WorldCom, Inc. sr. notes 7 3/4s, 2007 (In default) (NON)                             79,625
            530,000 MCI WorldCom, Inc. sr. notes 6.4s, 2005 (In default) (NON)                               64,925
            190,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                            3,800
            530,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009 (In default) (NON)                     5,300
            570,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s,
                    2008 (In default) (NON)                                                                   5,700
            900,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s,
                    2006 (Canada)                                                                             6,750
            221,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                        61,880
            110,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (9.95s, 2/15/03), 2008 (STP)                                                             83,600
          1,090,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (9 3/4s, 10/31/02), 2007 (STP)                                                          850,200
            600,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         504,000
          1,225,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                      943,250
          2,265,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    1,727,063
            200,000 Nextel Communications, Inc. 144A sr. disc. notes 10.65s, 2007                           167,000
            280,000 Nextel Partners, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 2/1/04), 2009 (STP)                                                               145,600
            520,000 Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                           379,600
            340,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               224,400
            320,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               211,200
            250,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008 (In default) (NON)                 31,250
            620,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 74,400
            490,000 PanAmSat Corp. bank term loan FRN Ser. B, 5.314s, 2009
                    (acquired 2/21/02, cost $489,388) (RES)                                                 470,155
            880,000 PanAmSat Corp. 144A sr. notes 8 3/4s, 2012                                              726,000
            530,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                  53,000
            130,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                              13,000
            130,000 Qwest Capital Funding, Inc. company guaranty 7.9s, 2010                                  58,500
            560,000 Qwest Capital Funding, Inc. company guaranty 7 3/4s, 2006                               291,200
          1,570,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                               690,800
          1,420,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                   617,700
            190,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                                82,650
            450,000 Qwest Communications International, Inc. sr. notes Ser. B, 7 1/2s, 2008                 175,500
            490,000 Qwest Communications International, Inc. sr. notes Ser. B, 7 1/4s, 2008                 191,100
            108,864 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)               5,443
            550,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          544,500
            650,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                            344,500
            330,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  237,600
            270,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                143,100
            620,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        322,400
          1,000,000 Startec Global Communications Corp. sr. notes 12s, 2008 (In default) (NON)               20,000
            280,000 Tele1 Europe BV sr. notes 13s, 2009 (Netherlands)                                        30,800
             93,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                        85,560
            250,000 Time Warner Telecom, Inc. sr. notes 10 1/8s, 2011                                       110,000
            340,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        146,200
             80,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           54,400
            595,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                          392,700
            255,000 Triton PCS, Inc. company guaranty zero %, 2008                                          167,025
            510,000 TSI Telecommunication Services, Inc. company guaranty Ser. B,
                    12 3/4s, 2009                                                                           428,400
          1,670,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                        75,150
            900,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                   108,000
            390,000 US West, Inc. notes 5 5/8s, 2008                                                        303,806
            950,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (In default) (NON) (STP)                                          2,375
             10,000 Williams Communications Group, Inc. sr. notes 11 7/8s,
                    2010 (In default) (NON)                                                                   1,025
            220,000 Williams Communications Group, Inc. sr. notes 11.7s,
                    2008 (In default) (NON)                                                                  22,550
            200,000 Williams Communications Group, Inc. sr. notes 10.7s,
                    2007 (In default) (NON)                                                                  20,500
            250,000 WorldCom, Inc. notes 8 1/4s,
                    2010 (In default) (NON)                                                                  30,625
                                                                                                      -------------
                                                                                                         17,151,266

Conglomerates (0.5%)
-------------------------------------------------------------------------------------------------------------------
            165,000 Tyco International Group SA company guaranty 6 3/4s,
                    2011 (Luxembourg)                                                                       135,300
          2,310,000 Tyco International Group SA company guaranty 6 3/8s,
                    2006 (Luxembourg)                                                                     2,009,700
            225,000 Tyco International Group SA company guaranty 6 3/8s,
                    2005 (Luxembourg)                                                                       192,375
            645,000 Tyco International Group SA notes 6 3/8s, 2011 (Luxembourg)                             522,450
                                                                                                      -------------
                                                                                                          2,859,825

Consumer Cyclicals (0.8%)
-------------------------------------------------------------------------------------------------------------------
            503,128 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                           10,063
DEM       1,519,975 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                        15,358
           $720,000 Icon Health & Fitness 144A sr. sub. notes 11 1/4s, 2012                                 698,400
            250,000 Jostens, Inc. bank term loan FRN Ser. C, 4.548s, 2009
                    (acquired 7/30/02, cost $250,000) (RES)                                                 249,792
            870,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              965,700
          1,681,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          1,336,395
            248,777 Sealy Mattress Co. bank term loan FRN Ser. B, 3 7/8s, 2004
                    (acquired 12/17/01, cost $249,554) (RES)                                                246,238
            248,869 Sealy Mattress Co. bank term loan FRN Ser. C, 4 1/8s, 2005
                    (acquired 12/17/01, cost $249,647) (RES)                                                246,329
            248,894 Sealy Mattress Co. bank term loan FRN Ser. D, 4 3/8s, 2005
                    (acquired 12/17/01, cost $249,672) (RES)                                                246,353
            701,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                  567,810
            880,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  708,400
                                                                                                      -------------
                                                                                                          5,290,838

Consumer Staples (8.4%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Acme Communications, Inc. sr. disc. notes Ser. B, 12s, 2005                              45,750
          1,020,000 Acme Television company guaranty 10 7/8s, 2004                                        1,004,700
            207,530 Adams Outdoor Advertising bank term loan FRN Ser. B,
                    5.36s, 2008 (acquired 8/1/01, cost $208,052) (RES)                                      207,832
             40,000 Adelphia Communications Corp. notes Ser. B, 9 7/8s,
                    2005 (In default) (NON)                                                                  14,600
            215,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)                 79,550
             50,000 Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In default) (NON)                  18,250
            365,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009 (In default) (NON)                 133,225
            341,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s,
                    2007 (In default) (NON)                                                                 124,465
            145,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s,
                    2008 (In default) (NON)                                                                  52,925
            790,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s,
                    2009 (In default) (NON)                                                                 288,350
          1,565,000 Affinity Group Holdings sr. notes 11s, 2007                                           1,510,225
            680,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     605,200
            640,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     571,200
            496,875 American Seafood Group, LLC bank term loan FRN Ser. B,
                    5.112s, 2009 (acquired 4/11/02, cost $496,378) (RES)                                    498,945
            506,483 AMF Bowling Worldwide bank term loan FRN Ser. B, 6.482s,
                    2008 (acquired 3/1/02, cost $505,217) (RES)                                             506,061
          1,090,000 Archibald Candy Corp. company guaranty 10 1/4s,
                    2004 (In default) (NON)                                                                 577,700
            410,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  434,600
            235,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  138,650
            720,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             424,800
             10,263 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                            1
            660,000 Benedek Communications Corp. sr. disc. notes 13 1/4s,
                    2006 (In default) (NON)                                                                 699,600
            230,000 British Sky Broadcasting PLC company guaranty 8.2s,
                    2009 (United Kingdom)                                                                   239,616
          1,660,000 British Sky Broadcasting PLC company guaranty 6 7/8s,
                    2009 (United Kingdom)                                                                 1,642,271
            900,000 Century Cable Holdings bank term loan FRN 6 3/4s,
                    2009 (acquired 6/11/02, cost $407,677) (RES)                                            643,125
          1,680,000 Chancellor Media Corp. company guaranty 8s, 2008                                      1,738,800
            299,250 Charter Communications Holdings, LLC/Capital Corp. bank term
                    loan FRN Ser. B, 4.61s, 2008 (acquired 10/22/01, cost $293,250) (RES)                   261,189
          1,330,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                              438,900
            610,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 1/15/05), 2010 (STP)                              256,200
            840,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    11 1/8s, 2011                                                                           533,400
            440,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10 3/4s, 2009                                                                           277,200
            210,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10s, 2011                                                                               131,250
            550,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10s, 2009                                                                               343,750
          1,015,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    9 5/8s, 2009                                                                            629,300
            355,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 5/8s, 2009                                                                            218,325
             90,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 1/4s, 2007                                                                             55,350
          1,600,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                1,456,000
            150,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                154,500
            500,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                            512,500
            860,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                          881,500
            570,000 Cott Beverages USA, Inc. company guaranty 8s, 2011                                      584,250
            150,000 CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                               125,244
            360,000 Cumulus Media, Inc. bank term loan FRN Ser. B, 4.81s,
                    2007 (acquired 3/20/02, cost $360,000) (RES)                                            361,530
            210,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                   210,000
            150,000 Diamond Cable Communications PLC sr. disc. notes 11 3/4s,
                    2005 (United Kingdom) (In default) (NON)                                                 21,750
          2,550,000 Diamond Cable Communications PLC sr. disc. notes 10 3/4s,
                    2007 (United Kingdom) (In default) (NON)                                                357,000
          2,742,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (In default) (NON) (STP)                                  27,420
          1,370,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                         1,181,625
            390,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   419,250
            380,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                265,050
          3,170,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      3,122,450
          1,175,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,133,875
          1,540,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                        1,463,000
            400,000 Emmis Communications Corp. bank term loan FRN Ser. C,
                    4 3/8s, 2009 (acquired 6/20/02, cost $399,500) (RES)                                    400,300
            235,000 Emmis Communications Corp. company guaranty Ser. B,
                    8 1/8s, 2009                                                                            238,525
            309,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                   230,205
            498,750 Fleming Companies, Inc. bank term loan FRN 4.063s, 2008
                    (acquired 6/18/02, cost $200,000) (RES)                                                 482,541
            440,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                  334,400
             10,000 Fleming Companies, Inc. company guaranty Ser. D, 10 5/8s, 2007                            5,900
            515,000 Fleming Companies, Inc. sr. notes 9 1/4s, 2010                                          393,975
            405,000 Fleming Companies, Inc. 144A sr. sub. notes 9 7/8s, 2012                                218,700
            290,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          269,700
            160,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 148,800
             10,000 Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                   8,200
            570,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  464,550
            700,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  560,000
            320,000 Gray Television, Inc. company guaranty 9 1/4s, 2011                                     326,400
             80,000 Hasbro, Inc. notes 7.95s, 2003                                                           80,400
            445,000 Insight Communications Company, Inc. sr. disc. notes stepped-
                    coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                            157,975
            250,000 Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 4.563s,
                    2009 (acquired 1/9/01, cost $249,625) (RES)                                             237,917
             95,000 Insight Midwest LP/Insight Capital, Inc. sr. notes 9 3/4s, 2009                          83,600
            650,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006 (In default) (NON)            97,500
             30,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                             2,063
             60,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          23,400
            280,000 Kroger Co. company guaranty 6.8s, 2011                                                  312,150
          1,320,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,306,800
            120,000 LIN Holdings Corp. 144A sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               118,200
            300,000 MGM Studios bank term loan FRN 4.8s, 2008
                    (acquired 6/10/02, cost $300,000) (RES)                                                 299,100
            298,500 National Dairy bank term loan FRN Ser. B, 4.06s, 2009
                    (acquired 4/30/02, cost $299,250) (RES)                                                 298,002
          1,115,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         1,081,550
            170,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s,
                    2010 (In default) (NON)                                                                  24,650
            500,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B,
                    zero % (12 3/8s, 10/1/03), 2008 (In default) (NON) (STP)                                 60,000
            430,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005 (In default) (NON)                             64,500
            220,000 NTL, Inc. sr. notes Ser. B, 10s, 2007 (In default) (NON)                                 33,000
            500,000 Olympus Cable bank term loan FRN Ser. B, 6 3/4s, 2010
                    (acquired 6/20/02, cost $435,750) (RES)                                                 398,462
            400,000 ONO Finance PLC sr. notes 14s, 2011 (United Kingdom)                                     96,000
            180,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     37,800
             15,000 Pegasus Communications Corp. sr. notes Ser. B, 12 1/2s, 2007                              7,350
             60,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                              27,600
            400,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                               196,000
            199,000 Playtex Products, Inc. bank term loan FRN 4.0569s, 2009
                    (acquired 6/3/02, cost $199,000) (RES)                                                  198,834
            550,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    587,125
            650,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        689,000
            150,000 Premier Parks, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 4/1/03), 2008 (STP)                                                               122,250
          1,000,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              860,000
          1,896,149 Quorum Broadcast Holdings, LLC 144A notes
                    stepped-coupon zero % (15s, 5/15/06), 2009                                            1,060,516
            950,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    475,000
            150,000 Rayovac Corp. bank term loan FRN Ser. B, 5.61s, 2009
                    (acquired 9/26/02, cost $149,850) (RES)                                                 150,000
            352,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                              61,600
            710,000 Regal Cinemas, Inc. company guaranty Ser. B, 9 3/8s, 2012                               727,750
            270,000 Revlon Consumer Products sr. notes 9s, 2006                                             153,900
            260,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         148,200
            200,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                     68,000
            545,000 Rite Aid Corp. notes 7 1/8s, 2007                                                       367,875
            498,750 Roundy's, Inc. bank term loan FRN 4.412s, 2009
                    (acquired 6/3/02, cost $498,750) (RES)                                                  498,335
            550,000 Sbarro, Inc. company guaranty 11s, 2009                                                 522,500
            470,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          491,150
            381,176 Shoppers Drug Mart bank term loan FRN Ser. F, 3 7/8s, 2009
                    (acquired various dates 5/22/02 to 5/29/02, cost $372,426) (RES)                        381,772
            800,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         80
            300,000 Sinclair Broadcast Group, Inc. bank term loan FRN Ser. B,
                    4.11s, 2010 (acquired 7/12/02, cost $300,000) (RES)                                     300,150
          1,010,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                              1,040,300
            340,000 Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011                            351,050
             90,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               91,800
            250,000 Six Flags, Inc. bank term loan FRN Ser. B, 4.06s, 2009
                    (acquired 7/3/02, cost $250,000) (RES)                                                  248,672
            200,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                  168,000
            910,000 Six Flags, Inc. sr. notes 8 7/8s, 2010                                                  743,925
            200,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               186,500
          1,437,000 Southland Corp. deb. Ser. B, 4s, 2004                                                 1,314,855
            436,730 Suiza Foods Corp. bank term loan FRN Ser. B, 4.05s, 2008
                    (acquired 12/10/01, cost $439,641) (RES)                                                436,020
          1,270,000 TeleWest Communications PLC deb. 11s, 2007 (United Kingdom)                             215,900
            260,000 TeleWest Communications PLC deb. 9 5/8s, 2006 (United Kingdom)                           45,500
            200,000 TeleWest Communications PLC sr. notes Ser. S, 9 7/8s,
                    2010 (United Kingdom)                                                                    32,000
             80,000 TeleWest Communications PLC 144A sr. notes 11 1/4s,
                    2008 (United Kingdom)                                                                    14,000
             60,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   65,550
          1,060,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,099,750
            560,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   581,000
          1,749,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009
                    (Netherlands) (In default) (NON)                                                         69,960
          1,770,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (In default) (NON) (STP)                           70,800
            130,000 United Pan-Europe NV 144A bonds 10 7/8s, 2009
                    (Netherlands) (In default) (NON)                                                          6,500
            895,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s,
                    2009 (In default) (NON)                                                                 143,200
          1,490,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                  610,900
          1,101,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     999,158
             82,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                           74,210
                                                                                                      -------------
                                                                                                         53,222,051

Energy (3.3%)
-------------------------------------------------------------------------------------------------------------------
            710,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               729,525
            640,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         659,200
            580,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                   588,700
             10,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                    10,000
            155,000 Chesapeake Energy Corp. sr. notes Ser. B, 8 1/2s, 2012                                  155,000
          1,035,000 Chesapeake Energy Corp. 144A sr. notes 9s, 2012                                       1,063,463
            875,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                 914,375
            790,000 Conoco Funding Co. company guaranty 6.35s, 2011                                         887,691
            130,000 Denbury Resources, Inc. company guaranty Ser. B, 9s, 2008                               128,700
            695,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             681,100
            530,000 El Paso Energy Partners LP company guaranty Ser. B, 8 1/2s, 2011                        506,150
            400,000 Encore Acquisition Co. 144A sr. sub. notes 8 3/8s, 2012                                 404,000
            300,000 Forest Oil Corp. sr. notes 8s, 2011                                                     310,500
            445,000 Forest Oil Corp. sr. notes 8s, 2008                                                     460,575
            145,000 Hornbeck Offshore Services, Inc. sr. notes 10 5/8s, 2008                                150,075
            580,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              539,400
            220,000 Magnum Hunter Resources, Inc. company guaranty 9.6s, 2012                               228,250
            480,000 Mission Resources Corp. company guaranty Ser. C, 10 7/8s, 2007                          345,600
            700,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         714,000
            540,000 Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                              507,600
          1,245,000 Petronas Capital, Ltd. 144A company guaranty 7s, 2012 (Malaysia)                      1,375,725
          2,260,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           2,599,000
            115,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                             114,425
            380,000 Plains All American Pipeline LP/Plains All American Finance Corp.
                    144A sr. notes 7 3/4s, 2012                                                             383,800
            670,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  695,125
            800,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   834,000
            270,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005 (In default) (NON)            32,400
            160,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        163,200
            710,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                          713,550
            330,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                           326,700
            470,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                            453,550
            740,000 Trico Marine Services, Inc. 144A sr. notes 8 7/8s, 2012                                 636,400
            670,000 Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                          683,400
            550,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     558,250
            370,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                  392,200
            500,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                        150,625
            195,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                 204,750
            310,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                               325,500
                                                                                                      -------------
                                                                                                         20,626,504

Financial (2.0%)
-------------------------------------------------------------------------------------------------------------------
            820,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                    180,400
            460,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   457,700
            110,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON)                                     94,875
            350,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON)                                     296,625
            790,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009 (In default) (NON)                    177,750
            120,000 Crescent Real Estate Equities LP FRN 7 1/2s, 2007 (R)                                   114,600
          1,010,000 Crescent Real Estate Equities LP 144A sr. notes 9 1/4s, 2009 (R)                      1,021,976
          2,857,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   857,100
          1,010,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,094,133
            299,250 Hilb, Rogal & Hamilton Co. bank term loan FRN 4.563s, 2007
                    (acquired 6/20/02, cost $299,250) (RES)                                                 299,250
            302,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005 (In default) (NON)                 24,160
            710,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                            724,200
            420,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008 (In default) (NON)               29,400
DKK      10,923,355 Nykredit mtge. 6s, 2032 (Denmark)                                                     1,456,292
           $620,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                  607,600
            200,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               198,500
            770,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         777,700
          2,065,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       2,312,800
            630,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     639,940
            450,000 Veridian Corp. bank term loan FRN 5.31s, 2008
                    (acquired 9/20/02, cost $450,000) (RES)                                                 450,703
            540,000 Western Financial Bank sub. deb. 9 5/8s, 2012                                           494,100
                                                                                                      -------------
                                                                                                         12,309,804

Gaming & Lottery (3.7%)
-------------------------------------------------------------------------------------------------------------------
            470,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                           9,400
            340,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                  372,300
            650,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        702,000
            160,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                               166,400
            500,000 Borgata Resorts bank term loan FRN 5.789s, 2007
                    (acquired 6/5/02, cost $498,750) (RES)                                                  496,250
            120,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                           123,900
            750,000 Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                           776,250
            310,000 Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                              320,850
            299,024 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                                 105,032
            650,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    672,750
          1,030,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 1,102,100
            450,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              389,250
            940,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 977,600
            720,000 International Game Technology sr. notes 8 3/8s, 2009                                    783,900
          1,710,000 International Game Technology sr. notes 7 7/8s, 2004                                  1,786,950
          1,200,000 Majestic Investor Holdings/Capital Corp. company guaranty
                    11.653s, 2007                                                                         1,134,000
             80,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                             86,700
             50,000 Mandalay Resort Group sr. sub. notes 9 3/8s, 2010                                        52,500
          1,230,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                            1,325,325
          1,970,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        2,134,830
            275,000 Mikohn Gaming Corp. company guaranty Ser. B, 11 7/8s, 2008                              206,250
            490,000 Mirage Resorts, Inc. notes 6 3/4s, 2008                                                 495,370
            220,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                  228,250
            970,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                           1,013,650
            200,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                             205,000
            700,000 Mohegan Tribal Gaming Authority sr. sub. notes 8s, 2012                                 719,250
            940,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                   949,400
            860,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              903,000
            140,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                       151,200
          1,025,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                1,027,563
            565,000 Resorts International Hotel and Casino, Inc. company guaranty
                    11 1/2s, 2009                                                                           508,500
            298,715 Scientific Gaming bank term loan FRN Ser. B, 6 1/8s, 2007
                    (acquired 10/13/00, cost $297,969) (RES)                                                298,715
            710,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            738,400
             40,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        42,600
            210,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                  218,138
            410,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                           303,400
             40,000 Trump Atlantic City Associates company guaranty Ser. B,
                    11 1/4s, 2006                                                                            29,400
             90,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                  81,900
          1,725,000 Venetian Casino Resort, LLC 144A 2nd mtge. 11s, 2010                                  1,673,250
            199,500 Venetian Casino, Inc. bank term loan FRN 4.8s, 2008
                    (acquired 6/3/02, cost $199,500) (RES)                                                  199,500
                                                                                                      -------------
                                                                                                         23,511,023

Health Care (4.3%)
-------------------------------------------------------------------------------------------------------------------
            716,400 Accredo Health, Inc. bank term loan FRN Ser. B, 4.57s, 2009
                    (acquired 3/20/02, cost $715,684) (RES)                                                 719,087
            291,000 Advanced Medical Optics, Inc. bank term loan FRN 5.11s, 2008
                    (acquired 6/17/02, cost $290,636) (RES)                                                 291,909
            340,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                           370,600
            290,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                         276,950
          1,010,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                           828,200
          1,560,700 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                 1,498,272
             14,800 Alderwoods Group, Inc. company guaranty 11s, 2007                                        14,726
            565,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                     598,900
            560,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          585,200
            360,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         399,600
            870,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                      873,417
            400,000 Community Health Systems, Inc. bank term loan FRN Ser. B,
                    4.32s, 2010 (acquired 7/11/02, cost $400,000) (RES)                                     400,286
            136,258 Concentra Operating Corp. bank term loan FRN Ser. B, 5.755s,
                    2006 (acquired 1/15/02, cost $136,563) (RES)                                            136,173
             68,129 Concentra Operating Corp. bank term loan FRN Ser. C, 6.005s,
                    2007 (acquired 1/15/02, cost $68,278) (RES)                                              68,027
            760,000 Conmed Corp. company guaranty 9s, 2008                                                  767,600
            397,153 DaVita, Inc. bank term loan FRN Ser. B, 4.955s, 2009
                    (acquired 4/26/02, cost $396,657) (RES)                                                 397,004
            500,000 Extendicare Health Services, Inc. 144A sr. notes 9 1/2s, 2010                           507,500
             37,719 Genesis Health Ventures, Inc. sec. notes FRN 6.86s, 2007                                 37,342
            605,000 Hanger Orthopedic Group, Inc. company guaranty 10 3/8s, 2009                            641,300
            145,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                              150,075
          1,500,000 HCA, Inc. med. term notes 8.85s, 2007                                                 1,674,165
            560,000 HCA, Inc. notes 8 3/4s, 2010                                                            638,609
          1,370,000 HCA, Inc. notes 7s, 2007                                                              1,456,009
            610,000 Healthsouth Corp. sr. notes 8 1/2s, 2008                                                454,450
            245,000 Healthsouth Corp. sr. notes 8 3/8s, 2011                                                181,300
          1,025,000 Healthsouth Corp. 144A notes 7 5/8s, 2012                                               717,500
             73,000 Insight Health Services Corp. company guaranty Ser. B, 9 7/8s, 2011                      71,175
          1,000,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                     100
            380,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                      38
            277,091 Kinetic Concepts, Inc. bank term loan FRN Ser. C, 4.8s,
                    2005 (acquired 11/15/01, cost $277,437) (RES)                                           276,167
            735,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            716,625
            895,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  290,875
            270,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                              189,000
            760,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 7,600
            560,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                                56
            770,000 MedQuest, Inc. 144A sr. sub. notes 11 7/8s, 2012                                        762,300
          1,590,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                     31,800
            570,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                    592,800
          1,280,000 PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                        1,267,200
            885,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                                800,925
             75,000 Service Corp. International notes 7.7s, 2009                                             63,000
          1,655,000 Service Corp. International notes 6s, 2005                                            1,381,925
            380,000 Service Corp. International 144A notes 7.7s, 2009                                       321,100
            720,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                           781,200
          1,710,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           1,872,450
            989,091 Triad Hospitals, Inc. bank term loan FRN Ser. B, 4.82s, 2008
                    (acquired 4/24/01, cost $988,102) (RES)                                                 993,295
            480,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                             505,200
            560,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                             554,400
            690,000 Ventas Realty LP/Capital Corp. company guaranty 9s, 2012                                707,250
                                                                                                      -------------
                                                                                                         26,870,682

Homebuilding (1.0%)
-------------------------------------------------------------------------------------------------------------------
            430,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    434,300
            290,000 D.R. Horton, Inc. company guaranty 8 1/2s, 2012                                         293,625
            630,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                607,950
            530,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               563,125
            450,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           468,000
             40,000 K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012                             35,400
            130,000 K. Hovnanian Enterprises, Inc. company guaranty 8s, 2012                                116,350
            735,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     742,350
            250,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       268,750
            510,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     517,650
             80,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             79,600
            640,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               684,800
            140,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                          135,800
            185,000 Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                      186,850
             40,000 Schuler Homes, Inc. company guaranty 9s, 2008                                            40,000
            240,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           242,400
            100,000 Standard Pacific Corp. sr. notes 8 1/2s, 2009                                            98,000
            260,000 Toll Corp. company guaranty 8 1/8s, 2009                                                254,150
            250,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                  246,250
            570,000 WCI Communities, Inc. company guaranty 9 1/8s, 2012                                     527,250
                                                                                                      -------------
                                                                                                          6,542,600

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,290,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                   1,277,100
            477,000 Felcor Lodging LP company guaranty 8 1/2s, 2008 (R)                                     441,225
          3,990,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            3,720,675
            660,000 ITT Corp. notes 6 3/4s, 2005                                                            641,936
          1,080,000 John Q. Hammons Hotels LP/John Q. Hammons Hotels
                    Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012                                      1,042,200
            700,000 Lodgian Financing Corp. company guaranty 12 1/4s,
                    2009 (In default) (NON)                                                                 381,500
            330,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                            292,050
            170,000 Meristar Hospitality Corp. company guaranty 9s, 2008 (R)                                153,000
            520,000 RFS Partnership LP company guaranty 9 3/4s, 2012                                        520,000
            490,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes 7 7/8s, 2012                       478,975
                                                                                                      -------------
                                                                                                          8,948,661

Publishing (1.4%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Belo Corp. sr. notes 7 1/8s, 2007                                                       318,156
            670,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               649,900
             80,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        78,800
            360,000 Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007                  369,000
          1,832,034 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010 (Canada) (PIK)             1,593,870
            530,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                     58,300
            490,000 Mail-Well I Corp. 144A company guaranty 9 5/8s, 2012                                    338,100
            680,000 Perry-Judd company guaranty 10 5/8s, 2007                                               646,000
          1,360,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                          1,020,000
            350,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            259,000
            770,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    629,475
            350,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                 157,500
            450,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                   364,500
            399,000 Reader's Digest Association, Inc. (The) bank term loan FRN
                    Ser. B, 4.258s, 2008 (acquired 5/15/02, cost $399,000) (RES)                            389,274
            690,000 Vertis, Inc. 144A sr. notes 10 7/8s, 2009                                               683,100
            100,000 Von Hoffman Corp. 144A sr. sub. notes 10 3/8s, 2007                                      85,000
            920,000 Von Hoffman Press, Inc. company guaranty 10 1/4s, 2009                                  874,000
            114,851 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                80,396
                                                                                                      -------------
                                                                                                          8,594,371

Retail (1.0%)
-------------------------------------------------------------------------------------------------------------------
            480,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               436,800
            570,000 Asbury Automotive Group, Inc. company guaranty 9s, 2012                                 513,000
            890,000 Autonation, Inc. company guaranty 9s, 2008                                              912,250
            320,000 JC Penney Company, Inc. notes Ser. A MTN, 7.05s, 2005                                   310,400
          1,315,000 JC Penney Company, Inc. 144A notes 9s, 2012                                           1,268,975
            930,000 Kmart Corp. 144A notes 9 7/8s, 2008 (In default) (NON)                                  186,000
            390,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                          393,900
          1,580,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              1,453,600
            515,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                512,425
                                                                                                      -------------
                                                                                                          5,987,350

Technology (0.9%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         138,700
            390,000 Amkor Technologies, Inc. structured notes 12.58s, 2005
                    (issued by STEERS Credit Linked Trust 2000)                                             234,000
            432,000 CSG Systems International, Inc. bank term loan FRN Ser. B,
                    4.507s, 2008 (acquired 3/4/02, cost $433,080) (RES)                                     402,840
             95,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                            97,850
          1,000,000 Lucent Technologies, Inc. notes 7 1/4s, 2006                                            400,000
            940,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              794,300
          1,050,000 Nortel Networks Corp. notes 6 1/8s, 2006 (Canada)                                       378,000
            330,000 ON Semiconductor Corp. 144A company guaranty 12s, 2008                                  211,200
            480,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                24,000
            270,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                            118,800
            150,000 Seagate Technology Hdd Holdings bank term loan FRN Ser. B,
                    3 3/4s, 2007 (acquired 5/9/02, cost $150,000) (RES)                                     149,384
            620,000 Seagate Technology Hdd Holdings 144A sr. notes 8s, 2009                                 579,700
            144,297 Telex Communications Group, Inc. sr. sub. notes Ser. A, zero %, 2006                     79,363
            600,000 Titan Corp. (The) bank term loan FRN Ser. B, 4.782s, 2009
                    (acquired various dates 5/14/02 to 6/3/02, cost $600,750) (RES)                         600,600
             95,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                      90,250
            310,000 Unisys Corp. sr. notes 7 7/8s, 2008                                                     285,200
            190,000 Unisys Corp. sr. notes 7 1/4s, 2005                                                     179,550
            185,000 Xerox Cap Europe PLC company guaranty 5 7/8s,
                    2004 (United Kingdom)                                                                   146,150
            405,000 Xerox Corp. notes 5 1/2s, 2003                                                          348,300
            825,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 660,000
             40,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  33,600
                                                                                                      -------------
                                                                                                          5,951,787

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
            560,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                      90,300
            320,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              254,400
EUR         120,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                               87,892
           $430,000 Russell Corp. 144A sr. notes 9 1/4s, 2010                                               447,200
            220,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  217,800
          1,160,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          348,000
            600,000 William Carter Holdings Co. (The) company guaranty Ser. B,
                    10 7/8s, 2011                                                                           657,000
                                                                                                      -------------
                                                                                                          2,102,592

Transportation (1.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                        34,200
            980,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                          588,000
            320,000 Continental Airlines, Inc. pass-through certificates Ser. D, 7.568s, 2006               176,000
            930,000 CSX Corp. notes 6 1/4s, 2008                                                          1,022,107
            390,000 Delta Airlines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                            348,695
            290,000 Delta Airlines, Inc. pass-through certificates Ser. C, 7.779s, 2012                     261,000
            199,500 Ingram Industries bank term loan FRN 4.32s, 2008
                    (acquired 6/17/02, cost $199,500) (RES)                                                 198,503
             16,000 International Shipholding Corp. sr. notes 9s, 2003                                       16,000
            740,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                          806,600
            360,000 Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009                          366,300
            540,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  297,000
            850,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                         425,000
            274,615 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                263,631
            790,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                               809,750
            140,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   85,400
            190,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                          199,500
            620,000 United AirLines, Inc. deb. 9 1/8s, 2012                                                  99,200
          1,450,000 US Air, Inc. pass-through certificates Ser. 93A2, 9 5/8s, 2003                          667,000
                                                                                                      -------------
                                                                                                          6,663,886

Utilities & Power (1.7%)
-------------------------------------------------------------------------------------------------------------------
            150,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                   78,000
            510,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                  249,900
            560,000 AES Corp. (The) sr. notes 8 3/4s, 2008                                                  280,000
            670,000 Calpine Canada Energy Finance company guaranty 8 1/2s,
                    2008 (Canada)                                                                           278,050
            390,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   179,400
            460,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    190,900
          1,170,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    462,150
          1,255,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    514,550
            700,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    308,000
            600,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   468,000
            320,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 240,000
            350,000 CMS Panhandle Holding Corp. sr. notes 6 1/2s, 2009                                      298,277
            615,000 Consumers Energy bank term loan FRN 6.342s, 2004
                    (acquired 9/17/02, cost $350,400) (RES)                                                 590,400
            370,000 Edison Mission Energy sr. notes 10s, 2008                                               181,300
            380,000 Edison Mission Energy sr. notes 9 7/8s, 2011                                            186,200
            448,875 Michigan Electric Transmission Co./Michigan Electric
                    Transmission, Inc. bank term loan FRN Ser. B, 4.411s,
                    2007 (acquired various dates 4/22/02 to 5/3/02,
                    cost $248,875) (RES)                                                                    449,436
          1,650,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                   1,674,750
            565,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                     169,500
            360,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005 (In default) (NON)               356,400
            920,000 Southern California Edison Co. notes 8.95s, 2003                                        897,000
             90,000 Southern California Edison Co. notes 6 3/8s, 2006                                        79,200
            795,000 Western Resources, Inc. 1st mtge. 7 7/8s, 2007                                          795,000
            300,000 Western Resources, Inc. bank term loan FRN 4.82s, 2005
                    (acquired 6/4/02, cost $300,000) (RES)                                                  289,500
            595,000 Western Resources, Inc. sr. notes 9 3/4s, 2007                                          547,400
          1,116,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                    1,004,400
                                                                                                      -------------
                                                                                                         10,767,713
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $359,012,459)                              $  301,450,746

FOREIGN GOVERNMENT BONDS AND NOTES (17.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       1,145,000 Brazil (Federal Republic of) notes 11s, 2012                                           $494,068
CAD       8,510,000 Canada (Government of) bonds 6s, 2011                                                 5,800,858
CAD       3,680,000 Canada (Government of) bonds Ser. WH31, 6s, 2008                                      2,514,976
EUR         345,000 Colombia (Republic of) notes Ser. E MTN, 11 1/2s, 2011                                  266,068
EUR         640,000 Colombia (Republic of) unsub. bonds Ser. 15A, 11 3/8s, 2008                             506,223
USD       1,030,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                        540,750
EUR      14,330,000 Germany (Federal Republic of) bonds Ser. 95, 7 3/8s, 2005                            15,455,065
EUR       3,400,000 Italy (Government of) treasury bonds 5 1/2s, 2010                                     3,635,358
USD         360,000 Malaysia (Government of) bonds 7 1/2s, 2011                                             418,140
NZD       6,007,000 New Zealand (Government of) bonds 8s, 2006                                            3,030,750
NZD       5,804,000 New Zealand (Government of) bonds Ser. 709, 7s, 2009                                  2,868,456
USD      12,655,000 Russia (Federation of) unsub. 10s, 2007                                              13,699,038
USD      11,690,000 Russia (Federation of) unsub. 8 1/4s, 2010                                           11,678,310
USD       2,625,000 South Africa (Republic of) notes 7 3/8s, 2012                                         2,743,125
EUR       1,000,000 Spain (Government of) bonds 5.4s, 2011                                                1,058,749
EUR       1,690,000 Spain (Government of) bonds 4.8s, 2006                                                1,746,704
SEK      52,800,000 Sweden (Government of) bonds Ser. 1037, 8s, 2007                                      6,543,680
SEK      91,230,000 Sweden (Government of) bonds Ser. 1044, 3 1/2s, 2006                                  9,551,617
USD       1,070,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                956,580
USD         660,000 Turkey (Republic of) sr. unsub. bonds 12 3/8s, 2009                                     616,440
GBP       4,030,000 United Kingdom Treasury bonds 7 1/4s, 2007                                            7,230,717
USD      14,190,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                     16,105,650
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes (cost $95,239,859)                        $107,461,322

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (16.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (12.1%)
-------------------------------------------------------------------------------------------------------------------
            $49,446 Federal Home Loan Mortgage Corporation 6s, June 1, 2032                                 $50,900
                    Federal National Mortgage Association Pass-Through Certificates
                384 8 1/2s, March 1, 2006                                                                       405
             37,567 8s, with due dates from October 1, 2025 to July 1, 2028                                  40,364
            140,260 7 1/2s, December 1, 2029                                                                148,097
         41,225,000 7 1/4s, January 15, 2010                                                             49,808,240
          7,642,237 6 1/2s, with due dates from June 1, 2029 to September 1, 2032                         7,922,865
            289,120 6 1/2s, with due dates from August 1, 2010 to March 1, 2015                             303,699
          5,700,000 TBA, 6 1/2s, October 1, 2032                                                          5,904,858
            169,648 6s, July 1, 2032                                                                        174,404
                    Government National Mortgage Association Pass-Through Certificates
             15,970 8s, July 15, 2023                                                                        17,352
          1,277,510 7 1/2s, with due dates from July 15, 2029 to January 15, 2030                         1,357,878
          2,391,130 7s, with due dates from January 15, 2025 to June 15, 2031                             2,518,519
            206,231 6 1/2s, May 15, 2029                                                                    215,358
          7,200,000 TBA, 6 1/2s, October 1, 2032                                                          7,510,464
                                                                                                      -------------
                                                                                                         75,973,403

U.S. Treasury Obligations (4.1%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
         16,490,000 4 3/8s, August 15, 2012                                                              17,533,487
          1,705,000 3 1/4s, August 15, 2007                                                               1,757,344
          6,250,000 1 7/8s, September 30, 2004                                                            6,270,938
                                                                                                      -------------
                                                                                                         25,561,769
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations (cost $97,230,453)                    $101,535,172

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Amortizing Residential Collateral Trust
        $28,955,455 Ser. 02-BC1, Class A, Interest Only (IO), 6s, 2005                                   $2,149,039
          2,270,000 Ser. 02-BC1, Class M2, FRN, 2.91s, 2032                                               2,242,526
          4,100,000 Amresco Commercial Mortgage Funding I Ser. 97-C1, Class F,
                    7.64s, 2029                                                                           4,633,000
            235,000 Banc of America Commercial Mortgage, Inc. Ser. 02-PB2, Class K,
                    6.29s, 2035                                                                             217,302
            125,000 Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class G,
                    6.887s, 2019                                                                            117,539
          1,660,000 Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class D,
                    7.043s, 2030                                                                          1,753,634
         30,544,479 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO,
                    1.16s, 2020                                                                           1,814,772
            425,000 CS First Boston Mortgage Securities Corp. 144A Ser. 02-CKN2,
                    Class H, 6.122s, 2037                                                                   367,426
         30,249,992 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X,
                    IO, 1.07s, 2031                                                                       1,139,101
                    Euro Loan Conduit 144A
            330,556 FRN Ser. 7A, Class D, 5.73s, 2006 (United Kingdom)                                      517,304
            330,556 FRN Ser. 7A, Class E, 5.73s, 2006 (United Kingdom)                                      496,512
                    Fannie Mae
            542,947 Ser. 98-51, Class SG, 26.1s, 2022                                                       242,692
          4,777,474 Ser. 02-36, Class SJ, 15 1/2s, 2029                                                   5,306,342
            931,400 Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                   78,587
          7,980,270 Ser. 02-9, Class MS, IO, 6.29s, 2032                                                    678,323
         10,351,123 Ser. 02-36, Class QH, IO, 6.24s, 2029                                                   670,008
          2,776,020 Ser. 02-29, Class SL, IO, 6.21s, 2029                                                   145,741
          3,888,736 Ser. 02-47, Class NS, IO, 6.19s, 2032                                                   328,112
          8,337,632 Ser. 02-34, Class SB, IO, 6.13s, 2032                                                   667,011
          1,997,528 Ser. 02-39, Class SB, IO, 6.13s, 2032                                                   159,802
          3,927,636 Ser. 318, Class 2, IO, 6s, 2032                                                         694,088
          1,598,980 Ser. 01-74, Class MI, IO, 6s, 2015                                                      185,035
            553,247 Ser. 99-51, Class N, Principal Only (PO), zero %, 2029                                  489,623
            528,426 Ser. 99-52, Class MO, PO, zero %, 2026                                                  502,333
            223,433 Ser. 97-92, PO, zero %, 2025                                                            222,769
            651,160 Ser. 96-5, Class PB, PO, zero %, 2024                                                   605,172
            582,500 Ser. 93-159, Class D, PO, zero %, 2023                                                  576,675
         17,513,606 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.72s, 2020                        1,431,190
                    Freddie Mac
            407,866 Ser. 2154, Class SA, 24.83s, 2029                                                       414,622
            658,096 Ser. 2398, Class DT, 20.589s, 2032                                                      667,968
            920,468 Ser. 2413, Class SH, 20.199s, 2032                                                      932,261
          1,309,500 Ser. 2412, Class GS, 16.302s, 2032                                                    1,530,478
            363,057 Ser. 1717, Class L, 6 1/2s, 2024                                                        381,323
                    Freddie Mac
          4,429,704 Ser. 2448, Class SE, IO, 6.28s, 2029                                                    229,791
          2,707,400 Ser. 2448, Class SM, IO, 6.18s, 2032                                                    504,253
          7,376,352 Ser. 212, Class IO, IO, 6s, 2031                                                      1,028,079
            838,992 Ser. 2044, Class SG, IO, 4.66s, 2023                                                     11,143
             72,454 Ser. 2351, Class EO, PO, zero %, 2031                                                    72,434
          1,851,951 Ser. 215, Class PO, PO, zero %, 2031                                                  1,697,719
            269,844 Federal Home Loan Mortgage Corp. Ser. 57, Class A, PO,
                    zero %, 2023                                                                            268,706
                    Government National Mortgage Association
          1,119,100 Ser. 02-49, Class QS, FRN, 16.1s, 2029                                                1,129,592
          8,490,550 Ser. 02-47, Class SM, IO, 4.15s, 2032                                                   387,381
          5,897,680 Ser. 01-43, Class SJ, IO, 5.78s, 2029                                                   329,901
            696,035 Ser. 98-2, Class EA, PO, zero %, 2028                                                   633,571
             64,744 Ser. 99-42, PO, zero %, 2027                                                             63,611
          1,075,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 3.26s,
                    2041 (United Kingdom)                                                                 1,073,992
          5,065,000 Holmes Financing PLC Ser. 1, Class 2C, 3.01s, 2040                                    5,063,417
                    LB-UBS Commercial Mortgage Trust
            535,000 Ser. 01-C3, Class A2, 6.37s, 2011                                                       601,373
            655,000 Ser. 01-C3, Class J, 6.16s, 2036                                                        547,703
                    Merrill Lynch Mortgage Investors, Inc.
         13,712,744 Ser. 96-C2, IO, 1.9s, 2028                                                              929,895
          1,070,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,153,427
          5,616,143 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
                    1.55s, 2027                                                                             279,052
             31,686 Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                    5.9s, 2023                                                                               32,181
            223,049 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     234,611
          1,821,922 Wells Fargo Mortgage Backed Securities Trust Ser. 01-31,
                    Class A5, 16.6s, 2032                                                                 1,807,119
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $51,240,486)                        $50,437,261

ASSET-BACKED SECURITIES (4.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $426,509 Arc Net Interest Margin Trust Ser. 02-5A, Class A, 7 3/4s, 2032                        $423,765
            579,441 Arc Net Interest Margin Trust 144A Ser. 02-1A, Class A, 7 3/4s, 2032                    579,342
            450,729 Asset Backed Funding Corp. NIM Trust Ser. 02-WF1, Class Note,
                    9.32s, 2032                                                                             446,222
          1,845,000 Bank One Issuance Trust Ser. 02-C1, Class C1, FRN, 2.78s, 2009                        1,821,362
                    Bayview Financial Acquisition Trust
          1,010,900 Ser. 01-DA, Class M3, FRN, 3.21s, 2031                                                1,010,900
            995,000 Ser. 02-CA, Class A, IO, 14s, 2004                                                      125,463
          1,257,997 CDC Mortgage Capital Trust Ser. 02-HE1, Class M, FRN, 3.06s, 2033                     1,245,614
                    Chase Funding Net Interest Margin
            400,946 Ser. 02-1, Class Note, 8 1/2s, 2035                                                     397,578
            790,481 Ser. 02-2, Class Note, 8 1/2s, 2035                                                     790,481
            315,527 Ser. 02-C1, Class Note, 8 1/2s, 2035                                                    321,458
                    Conseco Finance Securitizations Corp.
          3,055,000 Ser. 00-4, Class A6, 8.31s, 2032                                                      3,192,839
          1,100,000 Ser. 00-6, Class M2, 8.2s, 2032                                                         982,942
          1,030,000 Ser. 01-4, Class B1, 9.4s, 2033                                                         710,700
          3,659,943 Ser. 02-1, Class A, 6.681s, 2032                                                      3,696,791
            790,000 Consumer Credit Reference Index Securities Ser. 02-1A,
                    Class A, FRB, 3.99s, 2007                                                               791,728
          2,464,354 Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031                      2,718,974
            335,000 Home Equity Asset Trust Ser. 02-1N, Class A, 8s, 2032                                   329,001
          1,260,000 LNR CDO, Ltd. Ser. 02-1A, Class FFL, 4.589s, 2012                                     1,195,031
          1,046,356 Madison Avenue Manufactured Housing Contract Ser. 02-A,
                    Class B1, FRN, 5.06s, 2032                                                              784,767
            608,760 Mid-State Trust Ser. 10, Class B, 7.54s, 2036                                           645,857
                    Morgan Stanley Dean Witter Capital I
            640,000 Ser. 02-AM2, Class B1, FRN, 4.21s, 2032                                                 635,800
            390,000 Ser. 01-NC3, Class B1, FRN, 4.26s, 2031                                                 390,792
          1,660,000 Ser. 01-NC4, Class B1, FRN, 4.35s, 2032                                               1,663,372
            753,000 Ser. 02-NC3, Class M2, FRN, 3.1s, 2032                                                  745,244
                    Morgan Stanley Dean Witter Capital I 144A
            347,673 Ser. 01-AM1N, Class Note, 12 3/4s, 2032                                                 347,673
            778,114 Ser. 01-NC4N, Class Note, 8 1/2s, 2032                                                  781,615
            957,575 Option One Mortgage Securities Corp. Ser. 02-2A, Class CFTS,
                    8.83s, 2032                                                                             957,275
            811,467 Option One Mortgage Securities Corp. 144A Ser. 02-1, Class CTFS,
                    6 3/4s, 2032                                                                            808,039
          1,688,157 Pass-Through Amortizing Credit Card Trust Ser. 02-1A, Class A4FL,
                    7.339s, 2012                                                                          1,688,157
            390,000 TIAA Commercial Real Estate Securitization Ser. 02-1A, Class IV,
                    6.84s, 2037                                                                             326,686
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $30,541,261)                                    $30,555,468

BRADY BONDS (2.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $11,210,000 Brazil (Federal Republic of) govt. guaranty FRB 3 1/8s, 2012                         $4,414,498
          5,218,600 Bulgaria (Republic of) deb. FRB Ser. IAB, 2.688s, 2011                                4,592,368
          4,452,300 Venezuela (Republic of) deb. FRB Ser. DL, 2 7/8s, 2007                                3,361,487
                                                                                                      -------------
                    Total Brady Bonds (cost $15,891,147)                                                $12,368,353

PREFERRED STOCKS (1.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                393 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                        $4
              9,200 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                          588,800
             44,800 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  1,166,592
             23,604 Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                         1,339,527
              3,150 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                85,365
             23,612 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd.                                          1,534,780
                877 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                            4,824
             19,200 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                  192
              1,181 Dobson Communications Corp. 12.25% pfd. (PIK)                                           295,244
                320 First Republic Capital Corp. 144A 10.50% pfd.                                           328,000
             11,765 Fitzgeralds Gaming Corp. zero % cum. pfd.                                                   118
                510 Granite Broadcasting Corp. 12.75% cum. pfd.                                             280,500
                 41 Leiner Health Products Ser. C, zero % pfd.                                                    1
                376 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                  225,600
              1,188 North Atlantic Trading Co. 12.00% pfd. (PIK)                                             21,978
                287 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    1,549,800
              1,241 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  198,504
                                                                                                      -------------
                    Total Preferred Stocks (cost $11,646,891)                                            $7,619,829

COMMON STOCKS (0.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,305 Alderwoods Group, Inc. (NON)                                                            $14,983
             28,107 Arch Wireless, Inc. (NON)                                                                     3
             14,080 Aurora Foods, Inc. (NON)                                                                  9,152
              4,556 Call-Net Enterprises, Inc. Class B (Canada) (NON)                                         1,321
            149,352 Celcaribe SA (Colombia) (NON)                                                             1,494
          3,445,121 Contifinancial Corp. Liquidating Trust Units                                            120,579
             15,321 Covad Communications Group, Inc. 144A (NON)                                              22,522
                840 Delta Funding Residual Exchange Co., LLC (NON)                                          163,380
                840 Delta Funding Residual Management, Inc. (NON)                                                 8
             20,520 Doskocil Manufacturing Company, Inc. (NON)                                               77,566
             22,904 Fitzgeralds Gaming Corp. (NON)                                                              229
              6,936 Genesis Health Ventures, Inc. (NON)                                                     114,028
            120,000 Loewen Group International, Inc. (NON)                                                       12
              1,400 Mariner Health Care, Inc. (NON)                                                          10,500
            870,000 Morrison Knudsen Corp. (NON)                                                             34,800
             49,759 Pioneer Companies, Inc. (NON)                                                           111,958
                327 Premium Holdings (L.P.) 144A                                                              6,867
                715 PSF Group Holdings, Inc. 144A Class A                                                 1,251,828
                167 Quorum Broadcast Holdings, Inc. Class E (acquired 5/15/01,
                    cost $166,516) (RES) (NON)                                                              113,972
            167,520 Regal Entertainment Group 144A (acquired 5/9/02,
                    cost $1,327,636)(NON) (RES)                                                           2,236,392
             10,704 Safety Components International, Inc. (NON)                                              73,858
                740 Sun Healthcare Group, Inc. (NON)                                                          3,922
              1,335 Vast Solutions, Inc. Class B1 (NON)                                                         668
              1,335 Vast Solutions, Inc. Class B2 (NON)                                                         668
              1,335 Vast Solutions, Inc. Class B3 (NON)                                                         668
              1,696 Washington Group International, Inc. (NON)                                               22,438
                                                                                                      -------------
                    Total Common Stocks (cost $11,466,954)                                               $4,393,816

CONVERTIBLE BONDS AND NOTES (0.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $37,000 American Tower Corp. cv. bonds 2 1/4s, 2009                                             $22,015
            980,000 American Tower Corp. cv. notes 5s, 2010                                                 396,900
            550,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    536,250
            111,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     91,575
            310,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  209,250
            310,000 Rogers Communications cv. deb. 2s, 2005 (Canada)                                        215,063
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $1,677,340)                                  $1,471,053

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                600 Australis Media, Ltd. units 15 3/4s, 2003 (Australia) (In default) (NON)                    $60
                295 MDP Acquisitions PLC 144A units 15 1/2s, 2013 (Ireland) (PIK)                           295,000
                360 Solutia, Inc. 144A units 11 1/4s, 2009                                                  331,200
                500 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   150,625
                                                                                                      -------------
                    Total Units (cost $1,733,121)                                                          $776,885

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 51 Anker Coal Group, Inc. 14.25% cv. pfd.                                                     $255
                 55 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                        6,050
                608 Hercules Trust II units 6.50% cum. cv. pfd.                                             322,240
                520 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                                5
              3,800 LTV Corp. 144A $4.125 cv. pfd. (In default) (NON)                                           475
                 43 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   172,000
              6,847 Telex Communications, Inc. zero % cv. pfd. (NON)                                          6,847
                630 Weirton Steel Corp. Ser. C, zero % cv. pfd.                                                 630
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $877,035)                                     $508,502

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  4 Anker Coal Group, Inc. 144A                                           10/28/09               $1
                460 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 5
              1,500 Comunicacion Cellular 144A (Colombia)                                 11/15/03            1,500
              1,020 Dayton Superior Corp.                                                 6/15/09            10,200
                 90 Decrane Aircraft Holdings Co.                                         9/30/08                 1
                809 Diva Systems Corp.                                                    5/15/06                 8
              8,173 Diva Systems Corp. 144A                                               3/1/08                 82
              6,915 Genesis Health Ventures, Inc.                                         10/1/02                69
              1,050 Horizon PCS, Inc.                                                     10/1/10                11
                520 Interact Systems, Inc.                                                8/1/03                  1
                520 Interact Systems, Inc. 144A                                           12/15/09                5
                910 iPCS, Inc. 144A                                                       7/15/10               228
                590 IWO Holdings, Inc.                                                    1/15/11               148
                544 Leap Wireless International, Inc. 144A                                4/15/10                 5
              1,322 Mariner Health Care, Inc.                                             5/1/04                 41
                390 Mikohn Gaming Corp. 144A                                              8/15/08               390
                400 ONO Finance PLC 144A (United Kingdom)                                 2/15/11                 1
                960 Paxson Communications Corp. 144A                                      6/30/03               480
                410 Pliant Corp. 144A                                                     6/1/10                820
                185 Sterling Chemicals Holdings                                           8/15/08               111
              1,851 Sun Healthcare Group, Inc.                                            2/28/05                 1
                270 Telex Communications Group, Inc.                                      3/30/07                 3
              1,830 Travel Centers of America, Inc. 144A                                  5/1/09             18,224
              1,670 Ubiquitel, Inc. 144A                                                  4/15/10                 1
                680 Veraldo Holdings, Inc. 144A                                           4/15/08                 7
                 30 Versatel Telecom NV (Netherlands)                                     5/15/08                15
              1,046 Washington Group International, Inc. Ser. A                           1/25/06               785
              1,196 Washington Group International, Inc. Ser. B                           1/25/06               598
                647 Washington Group International, Inc. Ser. C                           1/25/06               324
                590 XM Satellite Radio Holdings, Inc. 144A                                3/15/10                 1
                                                                                                      -------------
                    Total Warrants (cost $636,863)                                                          $34,066

SHORT-TERM INVESTMENTS (2.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $1,355,000 U.S. Treasury Bills zero %, December 12, 2002 (SEG)                                  $1,350,108
              3,998 Short-term investments held as collateral for loaned securities with yields ranging from 1.73% to 2.00%
                    and due dates ranging from October 1, 2002 to
                    November 19, 2002 (d)                                                                     3,996
         16,075,000 Interest in $138,000,000 joint tri-party repurchase agreement dated September 30, 2002 with Goldman
                    Sachs & Co. due October 1, 2002 with respect to various
                    U.S. Government obligations -- maturity value of $16,075,871
                    for an effective yield of 1.95%                                                      16,075,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $17,429,104)                                     $17,429,104
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $694,622,973)                                              $636,041,577
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $627,620,416.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2002 was $24,951,224 or 4.0% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for future contracts at September 30, 2002.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at September 30, 2002, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2002:
      (as percentage of Market Value)
         Brazil            0.8%
         Bulgaria          0.7
         Canada            2.8
         Germany           2.5
         Italy             0.6
         Mexico            2.5
         New Zealand       0.9
         Russia            4.0
         Sweden            2.5
         United Kingdom    2.2
         United States    74.7
         Venezuela         0.5
         Other             5.3
                          ----
         Total           100.0%

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 2002
(aggregate face value $44,520,941)
                                                                    Unrealized
                                         Aggregate    Delivery    Appreciation/
                      Market Value      Face Value        Date   (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $15,988,698     $15,991,827    12/18/02         $(3,129)
British Pounds           6,500,190       6,443,655    12/18/02          56,535
Canadian Dollars         7,250,596       7,277,579    12/18/02         (26,983)
Euro                     1,193,600       1,186,972    12/18/02           6,628
Japanese Yen            10,674,291      10,904,640    12/18/02        (230,349)
South Korean Won         2,275,309       2,314,499    12/18/02         (39,190)
Swiss Franc                401,534         401,769    12/18/02            (235)
------------------------------------------------------------------------------
                                                                     $(236,723)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 2002
(aggregate face value $36,643,845)
                                                                    Unrealized
                            Market       Aggregate    Delivery    Appreciation/
                             Value      Face Value        Date   (Depreciation)
------------------------------------------------------------------------------
Australian Dollars      $1,168,878      $1,171,200    12/18/02          $2,322
British Pounds           1,517,088       1,505,862    12/18/02         (11,226)
Danish Krone               543,282         545,246    12/18/02           1,964
Euro                     6,593,363       6,540,269    12/18/02         (53,094)
Japanese Yen             5,813,287       5,815,661    12/18/02           2,374
New Zealand
Dollars                  5,807,955       5,822,460    12/18/02          14,505
Swedish Krona           15,374,229      15,243,147    12/18/02        (131,082)
------------------------------------------------------------------------------
                                                                     $(174,237)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 2002
                                                                    Unrealized
                             Total       Aggregate  Expiration    Appreciation/
                             Value      Face Value        Date   (Depreciation)
------------------------------------------------------------------------------
3 Month Eurodollar
(long)                 $ 1,715,350     $ 1,670,492      Sep-03      $   44,858
3 Month Eurodollar
(short)                  1,720,863       1,677,870      Jun-03         (42,993)
3 Month Euroyen
(long)                   6,566,875       6,567,322      Dec-02            (447)
3 Month Euroyen
(short)                  6,561,617       6,563,470      Dec-03           1,853
Euro-Bobl (long)        14,202,225      14,096,705      Dec-02         105,520
Euro-Bund 10yr
(long)                  29,580,626      29,359,809      Dec-02         220,817
Interest Rate Swap
10yr (long)              1,698,281       1,646,548      Dec-02          51,733
Japanese
Government Bond
10yr (long)              5,767,335       5,782,963      Dec-02         (15,628)
Japanese
Government Bond
10yr (long)              4,843,871       4,858,720      Dec-02         (14,849)
US Treasury Bond
(short)                  1,942,250       1,857,178      Dec-02         (85,072)
US Treasury Note
10yr (long)             36,278,375      34,937,507      Dec-02       1,340,868
US Treasury Note
10yr (short)            51,114,656      49,110,462      Dec-02      (2,004,194)
US Treasury Note
5yr (short)             43,998,281      43,087,444      Dec-02        (910,837)
------------------------------------------------------------------------------
                                                                   $(1,308,371)
------------------------------------------------------------------------------
TBA Sales Commitments at September 30, 2002
(Proceeds receivable $20,340,308)
                                         Principal  Settlement          Market
Agency                                      Amount        Date           Value
------------------------------------------------------------------------------
FHLMC, 6s, October
2032                                       $48,000    10/15/02         $49,350
FNMA, 6 1/2s,
October 2032                            12,187,000    10/15/02      12,625,002
FNMA, 6s, October
2032                                       163,000    10/15/02         167,381
GNMA, 6 1/2s,
October 2032                             7,200,000    10/23/02       7,510,464
------------------------------------------------------------------------------
                                                                   $20,352,197
------------------------------------------------------------------------------
Swap Contracts Outstanding at September 30, 2002

                                       Notional    Termination     Unrealized
                                        Amount        Date        Appreciation
------------------------------------------------------------------------------
Agreement with Lehman Brothers
Special Financing, Inc. dated
August 13, 2002 to receive
semiannually the notional
amount multiplied by
3.614% and pay quarterly the
notional amount multiplied by
three month USD LIBOR BBA
adjusted by a specified spread.       $4,915,360      8/15/05        $64,883

Agreement with Merrill Lynch
Capital Services, Inc. dated
November 17, 2000 to pay
semi-annually the notional
amount multiplied by the
LIBOR-BBA and receive quarterly
the notional amount multiplied
by 6.68%                               6,500,000     11/21/05        792,918

Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional amount
multiplied by the six month
JPY-LIBOR-BBA and pay monthly the
notional amount multiplied by
0.399%                                19,863,404     10/01/07        181,680

Agreement with Deutsche Bank AG
dated August 8, 2002 to pay
quarterly the notional amount
multiplied by the three month
LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 3.7575%                 23,100,000      8/12/05         408,870
------------------------------------------------------------------------------
                                                                    $1,448,351
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $3,497 of securities on loan
(identified cost $694,622,973) (Note 1)                                        $636,041,577
-------------------------------------------------------------------------------------------
Cash                                                                              2,637,811
-------------------------------------------------------------------------------------------
Foreign currency (cost $2,286,626) (Note 1)                                       2,334,937
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        12,487,525
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   27,982,582
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                             131,190
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           315,146
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       1,448,351
-------------------------------------------------------------------------------------------
Total assets                                                                    683,379,119

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                               108,343
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             4,483,878
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 28,853,644
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,172,417
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           77,934
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        63,797
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,522
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                542,150
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                4,648
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                    3,996
-------------------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable $20,340,308)
(Note 1)                                                                         20,352,197
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               93,177
-------------------------------------------------------------------------------------------
Total liabilities                                                                55,758,703
-------------------------------------------------------------------------------------------
Net assets                                                                     $627,620,416

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $844,245,095
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (5,846,674)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (151,807,162)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (58,970,843)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $627,620,416

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($627,620,416 divided by 100,182,745
shares)                                                                               $6.26
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended September 30, 2002
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $56,570,870
-------------------------------------------------------------------------------------------
Dividends                                                                         1,197,484
-------------------------------------------------------------------------------------------
Securities lending                                                                      368
-------------------------------------------------------------------------------------------
Total investment income                                                          57,768,722

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,689,847
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      679,112
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    21,420
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     14,385
-------------------------------------------------------------------------------------------
Other                                                                               308,974
-------------------------------------------------------------------------------------------
Total expenses                                                                    5,713,738
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (37,382)
-------------------------------------------------------------------------------------------
Net expenses                                                                      5,676,356
-------------------------------------------------------------------------------------------
Net investment income                                                            52,092,366
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                               (48,921,266)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,134,246)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    630
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (67,721)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the year                                              (378,871)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, swap contracts
and TBA sales commitments during the year                                        24,622,776
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (25,878,698)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $26,213,668
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                      Year ended September 30
                                                              ------------------------------------
                                                                            2002             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $52,092,366      $58,649,683
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions   (50,122,603)     (30,897,824)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                          24,243,905      (26,007,032)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  26,213,668        1,744,827
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                                           (52,982,343)     (45,980,550)
--------------------------------------------------------------------------------------------------
From return of capital                                                (1,087,264)     (14,497,458)
--------------------------------------------------------------------------------------------------
Increase from issuance of common shares in connection
with reinvestment of distributions                                       315,588               --
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (27,540,351)     (58,733,181)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                    655,160,767      713,893,948
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net investment
income of $5,846,674 and $9,436,074, respectively)                  $627,620,416     $655,160,767
--------------------------------------------------------------------------------------------------
Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                              100,133,127      100,133,127
--------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions            49,618               --
--------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                    100,182,745      100,133,127
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.54        $7.13        $7.57        $8.14        $8.79
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
From net investment income (a)           .52          .58          .63          .58          .71
-----------------------------------------------------------------------------------------------------
From net realized and unrealized
loss on investments                     (.26)        (.57)        (.43)        (.47)        (.67)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .26          .01          .20          .11          .04
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.53)        (.46)        (.64)        (.56)        (.69)
-----------------------------------------------------------------------------------------------------
From return of capital                  (.01)        (.14)          --         (.12)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.54)        (.60)        (.64)        (.68)        (.69)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.26        $6.54        $7.13        $7.57        $8.14
-----------------------------------------------------------------------------------------------------
Market value,
end of period                         $6.380       $6.050       $6.438       $6.438       $7.750
-----------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                    14.81         3.06        10.72        (9.09)        3.91
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $627,620     $655,161     $713,894     $757,533     $814,342
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .87          .90          .87          .93          .92
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               7.97         8.50         8.60         7.39         8.13
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                193.33(e)    111.45       116.71       133.72       179.84(d)
-----------------------------------------------------------------------------------------------------

  (a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

  (b) Total return does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Intermediate Government Income Trust.

  (e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

      The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
September 30, 2002

Note 1
Significant Accounting Policies

Putnam Master Intermediate Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. investment grade sector, high-yield sector and international sector.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. A portion of the payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At September 30, 2002, the value of securities loaned amounted to $3,497. The fund received cash collateral of $3,996, which is pooled with collateral of other Putnam funds into 24 issuers of high-grade short-term investments.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2002, the fund had a capital loss carryover of approximately $99,088,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $7,035,000    September 30, 2003
     2,793,000    September 30, 2004
     1,555,000    September 30, 2005
    10,040,000    September 30, 2007
    25,641,000    September 30, 2008
    24,593,000    September 30, 2009
    27,431,000    September 30, 2010


Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending September 30, 2003 approximately $51,672,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, dividends payable, defaulted bond interest, realized and unrealized gains and losses on certain futures contracts, market discount and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 2002, the fund reclassified $4,479,377 to decrease distributions in excess of net investment income and $117,010 to increase paid-in-capital, with an increase to accumulated net realized losses of $4,596,387.

The tax basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation                    $29,412,762
Unrealized depreciation                    (90,819,318)
                                 ---------------------
Net unrealized depreciation                (61,406,556)
Undistributed ordinary income                       --
Capital loss carryforward                  (99,087,669)
Post-October loss                          (51,672,313)
Cost for federal income
tax purposes                              $697,448,133


Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended September 30, 2002, the fund's expenses were reduced by $37,382 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,002 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended September 30, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $653,389,671 and $578,743,896, respectively. Purchases and sales of U.S. government obligations aggregated $1,024,740,791 and $1,058,213,278, respectively.

Written option transactions during the year are summarized as follows:

                                 Contract                         Premiums
                                  Amounts                         Received
---------------------------------------------------------------------------
Written options
outstanding
at beginning of year                   --                              $--
---------------------------------------------------------------------------
Options opened                  4,378,034                           19,712
---------------------------------------------------------------------------
Options expired                (4,378,000)                          (7,982)
---------------------------------------------------------------------------
Options closed                        (34)                         (11,730)
---------------------------------------------------------------------------
Written options
outstanding
at end of year                         --                               $--
---------------------------------------------------------------------------

Note 4
Share repurchase program

In November 1994, the Trustees authorized the fund to repurchase up to 1,950,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the year ended September 30, 2002, the fund repurchased no shares.

As of September 30, 2002, 570,000 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. this Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to October 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

For the year ended September 30, 2002, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders. The return of capital is entirely due to foreign currency losses.

The fund has designated 1.04% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.


RESULTS OF JUNE 13, 2002 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on June 13, 2002. At the meeting, each of the nominees for Trustees was elected, as follows:
                                                      Votes
                                     Votes for       withheld

Jameson A. Baxter                   92,227,867      2,155,423
Charles B. Curtis                   92,209,003      2,174,287
John A. Hill                        92,230,983      2,152,307
Ronald J. Jackson                   92,233,808      2,149,482
Paul L. Joskow                      92,233,968      2,149,322
Elizabeth T. Kennan                 92,227,257      2,156,033
Lawrence J. Lasser                  92,225,330      2,157,960
John H. Mullin, III                 92,233,968      2,149,322
Robert E. Patterson                 92,231,922      2,151,368
George Putnam, III                  92,203,881      2,179,409
A.J.C. Smith                        92,204,930      2,178,360
W. Thomas Stephens                  92,233,327      2,149,963
W. Nicholas Thorndike               92,222,852      2,160,438

All tabulations are rounded to nearest whole number.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.


Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
Vice President since 1981          Investments Trust             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.

-------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109.
  As of September 30, 2002, there were 103 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser, and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam
 Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Retail Management.
 George Putnam, III, is the President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President, Chief
 Executive Officer, and a Director of Putnam Investments Trust and Putnam
 Management since 1985, having begunhis career there in 1969. Mr. Lasser currently also serves as a Director of Marsh & McLennan Companies, Inc., the parent company of Putnam Management. A.J.C. Smith is a Director of Marsh & McLennan Companies, Inc.





OFFICERS

Name, Address, 1 Date of Birth,    Inception of Service
Position(s) Held with Fund         with the Putnam Funds         Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1989                    Managing Director, Putnam Investments
Executive Vice President,                                        Trust and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam
(12/1/46),                                                       Investments Trust and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments Trust
Principal Accounting
Officer

Karnig H. Durgarian                Since 2002                    Senior Managing Director of Putnam
(1/13/56),Vice President and                                     Investments Trust
Principal Executive Officer

Steven D. Krichmar                 Since 2002                    Managing Director of Putnam Investments
(6/27/58), Vice President and                                    Trust
Principal Financial Officer

Gordon H. Silver (7/3/47),         Since 1990                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments
(2/27/63), Vice President                                        Trust and Putnam Management

Ian C. Ferguson (7/3/57),          Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments
(10/31/63), Vice President                                       Trust and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments
(8/25/54),                                                       Trust, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39),                                                       Investments Trust and Putnam Management
Vice President

Stephen M. Oristaglio              Since 1998                    Senior Managing Director of Putnam
(8/21/55),                                                       Management. Prior to July 1998,
Vice President                                                   Managing Director, Swiss Bank Corp.

Kevin M. Cronin                    Since 2000                    Managing Director of Putnam
(6/13/61),                                                       Management
Vice President
------------------------------------------------------------------------------------------------------------

1 The address of each Officer is One Post Office Square, Boston, MA 02109.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal
Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Kevin M. Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


84070  074  11/02